Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
REVENUE		$ 18,219,959	$ 16,396,018
COST OF REVENUE		(13,017,646)	(11,113,922)
GROSS PROFIT		5,202,313	5,282,096
OPERATING EXPENSES
Selling expenses		(161,719)	(273,841)
General and administrative expenses		(1,367,070)	(1,310,215)
Research and development expenses		(205,359)	(522,867)
Total operating expenses		(1,734,148)	(2,106,923)
INCOME FROM OPERATIONS		3,468,165	3,175,173
OTHER INCOME (EXPENSES)
Interest income		714	2,271
Interest expense		(329,102)	(333,190)
Unrealized foreign transaction exchange gain (loss)		(248)	5,281
Gain on disposal of fixed assets		20,150
Government subsidies		362,187	140,295
Other income		132,713
Total other income (expenses)		186,414	(185,343)
INCOME BEFORE INCOME TAX PROVISION		3,654,579	2,989,830
INCOME TAX PROVISION		(556,262)	(427,194)
NET INCOME		3,098,317	2,562,636
Less: net income (loss) attributable to non-controlling interest		71,644	(11,167)
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED		3,026,673	2,573,803
OTHER COMPREHENSIVE INCOME (LOSS)
Total foreign currency translation adjustment		450,234	(281,699)
TOTAL COMPREHENSIVE INCOME		3,548,551	2,280,937
Less: comprehensive income (loss) attributable to non-controlling interest		81,737	(10,969)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED		$ 3,466,814	$ 2,291,906
EARNINGS PER SHARE PER COMMON SHARE
Basic and diluted		$ 0.58	$ 0.5
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and diluted	[1]	5,210,649	5,166,667

[1]	Retrospectively restated for effect of reverse split.